The Company and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
The Company and Basis of Presentation
Schedule of entities, which are all fully owned by the Company
Company	December 31, 2021	December 31, 2020
	Interest %	Interest %
Somos Sistemas de Ensino S.A ("Somos Sistemas")	100%	100%
Livraria Livro Fácil Ltda. ("Livro Fácil")	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Mind Makers Editora Educacional (“Mind Makers”)	100%	100%
Colégio Anglo São Paulo	100%	100%
Meritt Informação Educacional Ltda (“Meritt”)	100%	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	-
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000")	100%	-
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	-
Editora De Gouges S.A ("De Gouges")	100%	-
Company	December 31, 2021	December 31, 2020
	Interest %	Interest %
Vasta Platform Ltd. ("Vasta's Parent Company")	100%	100%
Somos Sistemas de Ensino S.A ("Somos Sistemas")	100%	100%
Livraria Livro Fácil Ltda. ("Livro Fácil")	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Mind Makers Editora Educacional (“Mind Makers”)	100%	100%
Colégio Anglo São Paulo	100%	100%
Meritt Informação Educacional Ltda (“Meritt”)	100%	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	-
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000")	100%	-
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	-
Editora De Gouges S.A ("De Gouges")	100%	-